Vessels, subsidiaries and other property, plant and equipment, Pledged Assets (Details) - Vessel	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pledged assets [Abstract]
Number of vessels	24	23	26